35. NON-CASH TRANSACTIONS (Details Narrative) - BRL (R$) R$ in Millions		12 Months Ended
	Jul. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Non Cash Activities [line items]
Capitalized financial costs		R$ 33	R$ 23	R$ 30
Addition lease amount		6	R$ 31
Amount of capital increase	R$ 300
Rio Minas Energia Participacoes S.A. and Luce Empreendimentos e Participacoes S.A. [member]
Disclosure Of Non Cash Activities [line items]
Payment of cash arising from acquisition of the subsidiaries		22
Companhia de transmissao centroeste de minas [member]
Disclosure Of Non Cash Activities [line items]
Cash arising from the business combination		27
Payment made for acquisition		R$ 45